UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number                811-10491
Nuveen Real Estate Income Fund
(Exact name of registrant as specified in charter)
     333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary
     333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:      312-917-7700
Date of fiscal year end:       12/31
Date of reporting period:    9/30/2009
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments
Portfolio of Investments (Unaudited)
Nuveen Real Estate Income Fund (JRS)
September 30, 2009

Shares	Description (1)	Value

	Real Estate Investment Trust Common Stocks – 58.8% (47.5% of Total Investments)

	Diversified – 2.9%

90,000	Liberty Property Trust	$2,927,700
50,000	Vornado Realty Trust	3,220,500

	Total Diversified	6,148,200

	Industrial – 2.4%

225,000	AMB Property Corp.	5,163,750

	Office – 11.2%

201,400	Boston Properties, Inc.	13,201,770
218,600	Brandywine Realty Trust	2,413,344
87,000	Corporate Office Properties	3,208,560
394,900	Douglas Emmett Inc.	4,849,372

	Total Office	23,673,046

	Residential – 12.1%

73,688	AvalonBay Communities, Inc.	5,359,328
170,200	Equity Residential	5,225,140
104,800	Essex Property Trust Inc.	8,339,984
375,400	Post Properties, Inc.	6,757,200

	Total Residential	25,681,652

	Retail – 13.4%

98,600	Federal Realty Investment Trust	6,051,082
222,523	Macerich Company	6,749,123
75,000	Saul Centers Inc.	2,407,500
189,596	Simon Property Group, Inc.	13,163,650

	Total Retail	28,371,355

	Specialized – 16.8%

389,500	Extra Space Storage Inc.	4,109,225
351,000	Health Care Property Investors Inc.	10,087,740
725,000	Host Hotels & Resorts Inc.	8,533,250
50,200	Public Storage, Inc.	3,777,048
127,000	Senior Housing Properties Trust	2,426,970
174,000	Ventas Inc.	6,699,000

	Total Specialized	35,633,233

	Total Real Estate Investments Trust Common Stocks (cost $111,770,744)	124,671,236

Shares	Description (1)	Coupon	Value

	Real Estate Investment Trust Preferred Stocks – 50.4% (40.7% of Total Investments)

	Diversified – 7.8%

400,000	PS Business Parks, Inc., Series O	7.375%	$8,800,000
195,840	Vornado Realty Trust, Series G	6.625%	4,130,266
75,200	Vornado Realty Trust, Series H	6.750%	1,560,400
102,000	Vornado Realty Trust, Series I	6.625%	2,167,500

	Total Diversified		16,658,166

	Industrial – 2.1%

211,000	AMB Property Corporation, Series P	6.850%	4,378,250

	Office – 19.0%

679,942	Duke-Weeks Realty Corporation	6.950%	13,469,651
12,141	Highwoods Properties, Inc., Series A	8.625%	11,848,098
81,000	HRPT Properties Trust, Series C	7.125%	1,622,430
95,743	Lexington Corporate Properties Trust, Series B	8.050%	1,734,863
682,284	Lexington Realty Trust	7.550%	11,598,828

	Total Office		40,273,870

	Residential – 9.2%

511,100	Apartment Investment & Management Company, Series U	7.750%	10,579,770
179,300	Apartment Investment & Management Company, Series Y	7.875%	3,765,300
253,325	BRE Properties, Series D	6.750%	5,195,696

	Total Residential		19,540,766

	Specialized – 12.3%

103,300	Hersha Hospitality Trust, Series A	8.000%	1,851,136
611,000	Hospitality Properties Trust, Series C	7.000%	11,883,950
239,785	Public Storage, Inc., Series I	7.250%	6,044,980
76,462	Public Storage, Inc., Series K	7.250%	1,904,668
242,492	Sunstone Hotel Investors Inc., Series A	8.000%	4,534,601

	Total Specialized		26,219,335

	Total Real Estate Investment Trust Preferred Stocks (cost $119,464,937)		107,070,387

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings	Value

	Convertible Bonds – 5.8% (4.7% of Total Investments)

	Office – 2.2%

$3,000	Alexandria Real Estate Equities Inc., Convertible Bonds, 144A	3.700%	1/15/27	N/R	$2,771,250
2,100	BioMed Realty L.P., Convertible Bond, 144A	4.500%	10/01/26	N/R	1,960,875

	Total Office				4,732,125

	Retail – 3.6%

8,500	Macerich Company, Convertible Bond, 144A	3.250%	3/15/12	N/R	7,703,125

$13,600	Total Convertible Bonds (cost $10,625,077)				12,435,250

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Corporate Bonds – 0.3% (0.3% of Total Investments)

	Specialized – 0.3%

$800	Senior Housing Properties Trust	7.875%	4/15/15	BBB-	$764,000

$800	Total Corporate Bonds (cost $750,702)				764,000

Principal
Amount (000)	Description (1)	Coupon	Maturity	Value

	Short-Term Investments – 8.5% (6.8% of Total Investments)

$17,988	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2009, repurchase price $17,987,549, collateralized by $18,895,000 U.S. Treasury Notes, 2.375%, due 3/31/16, value $18,351,769	0.010%	10/01/09	$17,987,544

	Total Short-Term Investments (cost $17,987,544)			17,987,544

	Total Investments (cost $260,599,004) – 123.8%			262,928,417

	Borrowings – (21.7)% (3)(4)			(46,000,000)

	Other Assets Less Liabilities – (2.1)%			(4,609,314)

	Net Assets Applicable to Common Shares – 100%			$212,319,103

Fair Value Measurements
In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:
    Level 1 – Quoted prices in active markets for identical securities.
    Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk,     etc.).
    Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of September 30, 2009:

	Level 1	Level 2	Level 3	Total

Investments:
Real Estate Investment Trust Common Stocks	$124,671,236	$–	$–	$124,671,236
Real Estate Investment Trust Preferred Stocks	95,222,289	11,848,098	–	107,070,387
Convertible Bonds	–	12,435,250	–	12,435,250
Corporate Bonds	–	764,000	–	764,000
Short-Term Investments	17,987,544	–	–	17,987,544

Total	$237,881,069	$25,047,348	$–	$262,928,417

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognition of income on REIT investments and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
At September 30, 2009, the cost of investments was $263,090,607.
Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2009, were as follows:

Gross unrealized:
Appreciation	$23,396,276
Depreciation	(23,558,466)

Net unrealized appreciation (depreciation) of investments	$(162,190)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

(2)
Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

(3)	Borrowings as a percentage of Total Investments is 17.5%.

(4)
The Fund may pledge up to 100% of its eligible investments in the Portfolio of Investments as collateral for Borrowings. As of September 30, 2009, investments with a value of $159,303,775 have been pledged as collateral for Borrowings.

N/R	Not rated.

144A
Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

Item 2. Controls and Procedures.
a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant)          Nuveen Real Estate Income Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date November 27, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date November 27, 2009

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date November 27, 2009